K&L GATES LLP STATE STREET FINANCIAL CENTER ONE LINCOLN STREET BOSTON, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

VIA EDGAR TRANSMISSION

Clair Pagnano

Clair.pagnano@klgates.com

February 8, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Eaton Vance High Income 2021 Target Term Trust

Registration Statement on Form N-2 (333-; 811-23136 )

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance High Income 2021 Target Term Trust (the “Trust”), is a registration statement on Form N-2 relating to the Trust’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”).  The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Trust is a newly-organized, closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Trust.  The registration fee for purposes of the initial filing of $100.70 has been wired through the FEDWIRE system to the U.S. Securities and Exchange Commission’s account at US Bank.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

The Trust’s investment objectives are high current income and to return the original net asset value per common share (before deducting offering costs of $0.02 per share) to holders of common shares on or about the Trust’s termination date.  The Trust seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its total managed assets in corporate debt obligations and separately at least 80% of its total managed assets in corporate debt obligations that, at the time of investment, are rated below investment grade (BB+ or lower) or are unrated but deemed equivalent by the Trust’s investment adviser.

The Trust desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus in March 2016. The appropriate legends are included on the cover pages of the prospectus and statement of additional information.  It is expected that the Trust will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair Pagnano

Clair Pagnano

K&L Gates LLP